Schedule of Investments
(unaudited)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.7%
Boeing Co. (The)
2.75% , 02/01/26 ................... USD 25 $ 24,924
2.20% , 02/04/26 ................... 75 74,784
2.70% , 02/01/27 ................... 25 24,571
5.04% , 05/01/27 ................... 105 106,069
5.15% , 05/01/30 ................... 100 103,083
6.53% , 05/01/34 ................... 75 83,366
5.71% , 05/01/40 ................... 77 79,139
5.81% , 05/01/50 ................... 95 94,563
6.86% , 05/01/54 ................... 60 68,347
5.93% , 05/01/60 ................... 100 99,203
HEICO Corp., 5.35%, 08/01/33 .......... 15 15,695
Howmet Aerospace, Inc., 3.00%, 01/15/29 ... 45 43,667
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 89 89,727
5.35% , 06/01/34 ................... 50 52,069
5.05% , 04/27/45 ................... 25 24,165
Leidos, Inc., 4.38%, 05/15/30 ........... 26 26,017
Northrop Grumman Corp.
3.25% , 01/15/28 ................... 100 98,569
4.90% , 06/01/34 ................... 25 25,487
5.25% , 07/15/35 ................... 25 26,096
4.03% , 10/15/47 ................... 88 72,087
5.25% , 05/01/50 ................... 40 38,551
RTX Corp.
3.13% , 05/04/27 ................... 25 24,698
4.13% , 11/16/28
(a)
.................. 115 115,349
2.25% , 07/01/30 ................... 35 32,265
5.15% , 02/27/33 ................... 30 31,274
6.10% , 03/15/34
(a)
.................. 50 55,210
4.50% , 06/01/42 ................... 70 63,981
4.15% , 05/15/45 ................... 45 38,106
3.75% , 11/01/46 ................... 25 19,727
4.63% , 11/16/48 ................... 50 44,405
2.82% , 09/01/51 ................... 30 19,174
6.40% , 03/15/54 ................... 30 33,661
Textron, Inc., 2.45%, 03/15/31 ........... 35 31,810
1,779,839
Air Freight & Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 05/06/29 ....... 35 36,784
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd.
3.25% , 03/01/32 ................... 45 41,974
3.10% , 12/01/51 ................... 40 26,070
4.15% , 05/01/52 ................... 31 24,159
BorgWarner, Inc.
2.65% , 07/01/27 ................... 36 35,253
5.40% , 08/15/34
(a)
.................. 25 25,920
4.38% , 03/15/45 ................... 25 21,282
Lear Corp., 5.25%, 05/15/49
(a)
........... 12 10,962
185,620
Automobiles — 0.6%
Ford Motor Co.
7.45% , 07/16/31
(a)
.................. 100 110,920
4.75% , 01/15/43 ................... 50 40,218
General Motors Co.
6.60% , 04/01/36 ................... 65 71,066
6.25% , 10/02/43 ................... 35 35,921
6.75% , 04/01/46 ................... 30 32,450
290,575
Security
Par (000)
Par (000) Value
Banks — 3.9%
Barclays plc, 4.84%, 05/09/28 ........... USD 200 $ 201,245
Citigroup, Inc.
4.60% , 03/09/26 ................... 34 34,055
4.45% , 09/29/27 ................... 75 75,351
4.13% , 07/25/28 ................... 100 100,062
6.63% , 06/15/32 ................... 60 66,786
6.68% , 09/13/43 ................... 24 27,134
4.75% , 05/18/46 ................... 75 66,742
Citizens Financial Group, Inc.
3.25% , 04/30/30 ................... 25 23,829
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(b)
. 25 26,221
2.64% , 09/30/32 ................... 25 21,554
Comerica, Inc., 4.00%, 02/01/29
(a)
......... 30 29,720
Fifth Third Bancorp
(SOFR Index + 2.19%), 6.36% , 10/27/28
(a) (b)
45 46,843
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
. 40 40,534
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(b)
. 60 63,086
(1-day SOFR + 1.66%), 4.34% , 04/25/33
(b)
. 35 34,313
8.25% , 03/01/38 ................... 10 12,384
HSBC Holdings plc, 6.50%, 09/15/37 ....... 100 110,858
Huntington Bancshares, Inc.
(b)
(1-day SOFR + 2.02%), 6.21% , 08/21/29 .. 35 36,753
(SOFR Index + 1.87%), 5.71% , 02/02/35 .. 45 47,298
KeyCorp
2.55% , 10/01/29 ................... 35 33,019
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
. 53 53,063
Regions Financial Corp.
(b)
(1-day SOFR + 1.49%), 5.72% , 06/06/30 .. 50 52,119
(1-day SOFR + 2.06%), 5.50% , 09/06/35 .. 30 31,025
Santander Holdings USA, Inc.
(b)
(1-day SOFR + 2.50%), 6.17% , 01/09/30 .. 85 88,761
(1-day SOFR + 2.14%), 6.34% , 05/31/35
(a)
. 25 26,840
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(b)
.......... 200 209,164
Synovus Financial Corp., (1-day SOFR + 2.35%),
6.17%, 11/01/30
(b)
................. 25 25,944
Truist Financial Corp., 3.88%, 03/19/29 ..... 35 34,625
Wachovia Corp., 5.50%, 08/01/35 ......... 25 25,999
Wells Fargo & Co.
4.10% , 06/03/26 ................... 15 14,998
4.30% , 07/22/27 ................... 45 45,198
5.61% , 01/15/44 ................... 63 63,464
4.90% , 11/17/45 ................... 70 63,825
4.40% , 06/14/46 ................... 10 8,500
4.75% , 12/07/46 ................... 70 62,530
1,903,842
Beverages — 0.9%
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34 20 21,071
Constellation Brands, Inc.
3.70% , 12/06/26 ................... 38 37,891
3.15% , 08/01/29 ................... 60 57,851
4.75% , 05/09/32 ................... 33 33,307
3.75% , 05/01/50 ................... 47 34,879
Keurig Dr Pepper, Inc.
4.60% , 05/25/28 ................... 45 45,354
Series 31* , 2.25% , 03/15/31 ........... 83 74,016
5.15% , 05/15/35 ................... 25 25,163
3.35% , 03/15/51 ................... 55 37,130
Molson Coors Beverage Co.
5.00% , 05/01/42 ................... 25 23,340
4.20% , 07/15/46 ................... 35 28,686
418,688

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 2.0%
Amgen, Inc.
2.60% , 08/19/26 ................... USD 25 $ 24,768
2.20% , 02/21/27 ................... 135 132,064
1.65% , 08/15/28 ................... 15 14,109
2.45% , 02/21/30 ................... 85 79,248
2.30% , 02/25/31 ................... 105 95,259
5.25% , 03/02/33 ................... 105 109,480
2.80% , 08/15/41 ................... 40 29,581
4.40% , 05/01/45 ................... 10 8,755
3.38% , 02/21/50 ................... 45 32,794
4.66% , 06/15/51 ................... 20 17,558
5.65% , 03/02/53 ................... 150 150,921
2.77% , 09/01/53 ................... 89 54,180
5.75% , 03/02/63 ................... 60 60,306
Baxalta, Inc., 5.25%, 06/23/45 ........... 47 45,543
Biogen, Inc.
2.25% , 05/01/30 ................... 40 36,802
3.15% , 05/01/50 ................... 46 30,494
3.25% , 02/15/51 ................... 38 25,458
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 ................... 22 19,631
2.80% , 09/15/50 ................... 15 9,417
976,368
Broadline Retail — 0.3%
eBay, Inc.
1.40% , 05/10/26 ................... 25 24,713
3.60% , 06/05/27 ................... 49 48,677
2.70% , 03/11/30
(a)
.................. 40 37,589
3.65% , 05/10/51 ................... 30 22,351
133,330
Building Products — 1.1%
Amrize Finance US LLC
(c)
4.70% , 04/07/28 ................... 25 25,296
5.40% , 04/07/35 ................... 25 25,991
Carlisle Cos., Inc.
3.75% , 12/01/27 ................... 49 48,726
5.25% , 09/15/35 ................... 25 25,587
Carrier Global Corp.
2.49% , 02/15/27 ................... 61 59,896
2.70% , 02/15/31 ................... 25 23,158
5.90% , 03/15/34 ................... 49 52,946
3.58% , 04/05/50 ................... 43 32,259
CRH America Finance, Inc.
4.40% , 02/09/31 ................... 25 25,070
5.00% , 02/09/36 ................... 25 25,256
5.60% , 02/09/56 ................... 10 10,056
Johnson Controls International plc
2.00% , 09/16/31 ................... 54 47,639
4.50% , 02/15/47 ................... 25 21,803
Owens Corning
5.70% , 06/15/34
(a)
.................. 20 21,122
4.30% , 07/15/47 ................... 30 24,817
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ....................... 60 59,592
Trane Technologies Holdco, Inc., 5.75%,
06/15/43 ....................... 25 26,478
555,692
Capital Markets — 4.0%
Apollo Debt Solutions BDC, 6.70%, 07/29/31 .. 40 42,028
Ares Capital Corp.
2.15% , 07/15/26 ................... 70 68,925
2.88% , 06/15/28 ................... 65 62,072
Ares Strategic Income Fund, 6.20%, 03/21/32 . 35 35,970
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blackstone Private Credit Fund
3.25% , 03/15/27 ................... USD 50 $ 49,118
4.00% , 01/15/29 ................... 25 24,295
6.00% , 01/29/32 ................... 50 51,216
Blackstone Secured Lending Fund
2.75% , 09/16/26 ................... 25 24,673
2.13% , 02/15/27 ................... 50 48,485
2.85% , 09/30/28 ................... 33 31,187
Blue Owl Capital Corp., 3.40%, 07/15/26 .... 43 42,656
CI Financial Corp., 3.20%, 12/17/30 ....... 30 27,059
Deutsche Bank AG, (1-day SOFR + 2.52%),
7.15%, 07/13/27
(b)
................. 155 157,648
FS KKR Capital Corp., 3.13%, 10/12/28 ..... 35 32,375
Goldman Sachs Group, Inc. (The)
6.45% , 05/01/36 ................... 50 55,181
6.75% , 10/01/37 ................... 110 123,848
5.15% , 05/22/45 ................... 60 57,177
Golub Capital BDC, Inc., 2.50%, 08/24/26 .... 25 24,614
Jefferies Financial Group, Inc.
5.88% , 07/21/28 ................... 40 41,466
2.63% , 10/15/31 ................... 70 61,828
6.25% , 01/15/36 ................... 45 47,829
Lazard Group LLC, 4.38%, 03/11/29 ....... 25 25,076
LPL Holdings, Inc.
4.90% , 04/03/28 ................... 25 25,354
6.00% , 05/20/34
(a)
.................. 35 36,760
Moody's Corp.
4.25% , 08/08/32 ................... 30 29,672
3.75% , 02/25/52 ................... 15 11,359
Morgan Stanley
4.35% , 09/08/26 ................... 45 45,103
3.95% , 04/23/27 ................... 93 92,976
MSCI, Inc., 5.15%, 03/15/36 ............ 25 24,946
Nasdaq, Inc.
3.85% , 06/30/26
(a)
.................. 25 24,979
1.65% , 01/15/31 ................... 35 30,925
3.25% , 04/28/50 ................... 20 14,081
5.95% , 08/15/53 ................... 25 26,133
Nomura Holdings, Inc.
5.84% , 01/18/28 ................... 200 206,578
2.61% , 07/14/31 ................... 235 213,302
1,916,894
Chemicals — 1.9%
Albemarle Corp., 4.65%, 06/01/27 ......... 41 41,103
CF Industries, Inc.
5.15% , 03/15/34 ................... 45 45,419
5.38% , 03/15/44
(a)
.................. 35 33,277
Dow Chemical Co. (The)
7.38% , 11/01/29
(a)
.................. 22 24,383
2.10% , 11/15/30 ................... 78 69,063
4.25% , 10/01/34 ................... 15 13,827
5.65% , 03/15/36 ................... 25 25,127
4.38% , 11/15/42 ................... 40 32,326
4.80% , 05/15/49 ................... 15 12,095
3.60% , 11/15/50 ................... 45 29,920
5.95% , 03/15/55 ................... 35 32,713
DuPont de Nemours, Inc.
4.73% , 11/15/28
(c)
.................. 26 26,362
5.32% , 11/15/38 ................... 28 28,561
5.42% , 11/15/48
(a)
.................. 8 7,605
Eastman Chemical Co.
4.50% , 12/01/28 ................... 34 34,239
5.63% , 02/20/34
(a)
.................. 20 20,689
4.65% , 10/15/44 ................... 20 17,137

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
FMC Corp.
3.45% , 10/01/29 ................... USD 16 $ 14,568
4.50% , 10/01/49 ................... 25 16,540
International Flavors & Fragrances, Inc., 5.00%,
09/26/48 ....................... 10 8,928
LYB International Finance III LLC
2.25% , 10/01/30 ................... 25 22,288
5.50% , 03/01/34
(a)
.................. 30 29,853
3.38% , 10/01/40 ................... 25 18,438
4.20% , 05/01/50 ................... 40 29,091
3.80% , 10/01/60 ................... 30 19,046
LyondellBasell Industries NV, 4.63%, 02/26/55 . 25 19,308
Mosaic Co. (The), 4.05%, 11/15/27 ........ 30 29,976
Nutrien Ltd.
4.90% , 03/27/28 ................... 15 15,262
2.95% , 05/13/30 ................... 47 44,509
3.95% , 05/13/50 ................... 40 31,054
PPG Industries, Inc., 3.75%, 03/15/28 ...... 15 14,944
Sherwin-Williams Co. (The)
3.45% , 06/01/27 ................... 63 62,437
4.50% , 06/01/47 ................... 45 39,066
Westlake Corp.
5.00% , 08/15/46 ................... 15 12,868
3.13% , 08/15/51 ................... 35 21,585
943,607
Commercial Services & Supplies — 0.1%
Veralto Corp., 5.45%, 09/18/33 .......... 30 31,494
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60% , 02/23/28 ................... 22 22,222
2.75% , 05/24/31 ................... 35 32,016
5.60% , 06/01/32 ................... 21 22,138
5.55% , 08/15/35 ................... 25 26,058
Nokia OYJ, 4.38%, 06/12/27 ............ 50 50,052
152,486
Construction & Engineering — 0.1%
Quanta Services, Inc.
4.50% , 01/15/31 ................... 25 25,112
2.35% , 01/15/32 ................... 25 22,128
3.05% , 10/01/41 ................... 25 18,821
66,061
Construction Materials — 0.5%
Eagle Materials, Inc., 5.00%, 03/15/36 ...... 25 24,743
Martin Marietta Materials, Inc.
3.50% , 12/15/27 ................... 65 64,359
5.15% , 12/01/34 ................... 25 25,703
3.20% , 07/15/51 ................... 60 41,277
Vulcan Materials Co.
3.50% , 06/01/30 ................... 49 47,586
4.50% , 06/15/47 ................... 32 28,064
231,732
Consumer Finance — 4.5%
AerCap Ireland Capital DAC
4.63% , 10/15/27 ................... 150 151,115
6.15% , 09/30/30 ................... 230 247,124
3.40% , 10/29/33 ................... 150 136,019
Ally Financial, Inc.
4.75% , 06/09/27 ................... 11 11,060
2.20% , 11/02/28 ................... 40 37,570
8.00% , 11/01/31 ................... 55 62,540
Capital One Financial Corp.
4.10% , 02/09/27 ................... 90 89,921
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.75% , 03/09/27 ................... USD 50 $ 49,784
3.65% , 05/11/27 ................... 105 104,417
Ford Motor Credit Co. LLC
5.92% , 03/20/28 ................... 200 204,486
7.12% , 11/07/33 ................... 210 226,440
General Motors Financial Co., Inc.
1.25% , 01/08/26 ................... 135 134,532
2.35% , 02/26/27 ................... 90 87,992
5.00% , 04/09/27 ................... 47 47,476
2.70% , 08/20/27 ................... 50 48,749
4.90% , 10/06/29 .................... 75 76,226
5.85% , 04/06/30
(a)
.................. 60 63,157
2.35% , 01/08/31 ................... 195 175,148
6.10% , 01/07/34 ................... 90 95,827
5.95% , 04/04/34 ................... 25 26,316
Synchrony Financial
5.15% , 03/19/29 ................... 60 60,964
2.88% , 10/28/31 ................... 27 24,164
2,161,027
Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp.
3.50% , 04/03/30 ................... 32 30,929
5.45% , 07/05/33 ................... 10 10,375
4.13% , 04/03/50 ................... 15 11,949
Dollar Tree, Inc., 4.20%, 05/15/28 ......... 40 39,953
Kroger Co. (The)
2.65% , 10/15/26 ................... 85 84,007
2.20% , 05/01/30 ................... 35 32,252
1.70% , 01/15/31 ................... 50 44,087
4.45% , 02/01/47 ................... 63 53,975
3.95% , 01/15/50 ................... 79 61,605
Sysco Corp.
3.30% , 07/15/26 ................... 30 29,867
5.95% , 04/01/30 ................... 40 42,484
5.40% , 03/23/35 ................... 35 36,428
4.45% , 03/15/48 ................... 25 21,502
6.60% , 04/01/50 ................... 30 33,374
3.15% , 12/14/51 ................... 20 13,529
546,316
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc.
2.63% , 06/19/30 ................... 25 23,195
2.69% , 05/25/31 ................... 40 36,569
5.50% , 03/17/35 ................... 25 25,930
Avery Dennison Corp., 2.25%, 02/15/32 ..... 20 17,543
Berry Global, Inc.
1.57% , 01/15/26 ................... 25 24,908
5.50% , 04/15/28 ................... 25 25,719
5.65% , 01/15/34
(a)
.................. 25 26,202
International Paper Co., 4.40%, 08/15/47 .... 50 41,793
Packaging Corp. of America
3.00% , 12/15/29
(a)
.................. 25 23,969
3.05% , 10/01/51 ................... 30 19,835
Sonoco Products Co.
2.85% , 02/01/32 ................... 28 25,322
5.75% , 11/01/40 ................... 25 25,472
WRKCo, Inc.
4.90% , 03/15/29 ................... 40 40,829
3.00% , 06/15/33 ................... 55 49,232
406,518

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ....... USD 30 $ 26,592
LKQ Corp., 6.25%, 06/15/33
(a)
........... 15 16,068
42,660
Diversified REITs — 0.5%
American Assets Trust LP, 6.15%, 10/01/34 ... 30 30,697
Digital Realty Trust LP, 3.70%, 08/15/27 ..... 65 64,580
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 25 26,055
GLP Capital LP
5.75% , 06/01/28 ................... 31 31,854
5.30% , 01/15/29 ................... 25 25,486
VICI Properties LP
5.13% , 05/15/32 ................... 25 25,221
5.63% , 05/15/52 ................... 17 16,002
219,895
Diversified Telecommunication Services — 6.0%
AT&T, Inc.
1.70% , 03/25/26 ................... 55 54,582
4.25% , 03/01/27 ................... 25 25,053
2.30% , 06/01/27 ................... 100 97,455
1.65% , 02/01/28 ................... 25 23,774
2.75% , 06/01/31 ................... 125 115,200
2.55% , 12/01/33 ................... 95 81,443
5.40% , 02/15/34 ................... 40 41,794
4.50% , 05/15/35 ................... 105 102,023
4.90% , 08/15/37 ................... 40 39,440
3.50% , 06/01/41 ................... 50 39,795
3.10% , 02/01/43 ................... 40 29,786
4.50% , 03/09/48 ................... 130 109,759
3.65% , 06/01/51 ................... 50 36,001
3.50% , 09/15/53 ................... 174 119,842
5.70% , 11/01/54 ................... 25 24,553
3.55% , 09/15/55 ................... 165 113,205
3.80% , 12/01/57 ................... 110 78,159
3.65% , 09/15/59 ................... 105 71,631
Bell Telephone Co. of Canada or Bell Canada
5.20% , 02/15/34
(a)
.................. 25 25,479
4.46% , 04/01/48 ................... 50 42,097
British Telecommunications plc, 9.63%,
12/15/30
(d)
...................... 85 104,531
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................. 102 120,065
Orange SA
9.00% , 03/01/31
(d)
.................. 55 66,506
5.38% , 01/13/42 ................... 35 34,642
Sprint Capital Corp., 6.88%, 11/15/28 ....... 87 93,674
Telefonica Emisiones SA, 7.05%, 06/20/36 ... 35 39,479
TELUS Corp.
3.40% , 05/13/32 ................... 20 18,485
4.60% , 11/16/48 ................... 25 21,593
Verizon Communications, Inc.
4.33% , 09/21/28 ................... 76 76,633
1.68% , 10/30/30 ................... 160 141,738
2.55% , 03/21/31 ................... 166 151,870
2.36% , 03/15/32 ................... 85 75,089
5.05% , 05/09/33 ................... 65 67,061
4.40% , 11/01/34 ................... 40 38,871
5.25% , 04/02/35 ................... 75 76,804
3.40% , 03/22/41 ................... 90 71,179
4.86% , 08/21/46 ................... 70 63,247
2.88% , 11/20/50
(a)
.................. 50 31,674
3.55% , 03/22/51 ................... 115 83,593
5.50% , 02/23/54
(a)
.................. 25 24,407
4.67% , 03/15/55 ................... 75 63,881
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
2.99% , 10/30/56 ................... USD 70 $ 42,900
3.70% , 03/22/61 ................... 85 59,103
6.00% , 11/30/65 ................... 75 75,786
2,913,882
Electric Utilities — 4.7%
AEP Texas, Inc.
5.45% , 05/15/29 ................... 15 15,596
Series I , 2.10% , 07/01/30 ............. 25 22,800
5.25% , 05/15/52 ................... 45 41,835
American Electric Power Co., Inc.
5.95% , 11/01/32 ................... 20 21,603
5.63% , 03/01/33 ................... 40 42,313
Arizona Public Service Co., 4.35%, 11/15/45 .. 35 29,766
Duke Energy Corp.
4.85% , 01/05/27 ................... 25 25,212
4.85% , 01/05/29 ................... 15 15,321
2.45% , 06/01/30 ................... 90 83,432
5.75% , 09/15/33 ................... 50 53,321
3.75% , 09/01/46 ................... 53 40,872
3.50% , 06/15/51 ................... 45 31,962
5.80% , 06/15/54 ................... 50 50,631
Edison International, 6.95%, 11/15/29 ...... 45 47,982
Emera US Finance LP, 4.75%, 06/15/46 ..... 29 25,100
Entergy Corp.
1.90% , 06/15/28 ................... 25 23,711
2.40% , 06/15/31 ................... 65 58,529
3.75% , 06/15/50 ................... 25 18,492
Evergy, Inc., 2.90%, 09/15/29 ........... 35 33,386
Eversource Energy
2.90% , 03/01/27 ................... 80 78,708
5.50% , 01/01/34 ................... 55 56,753
Exelon Corp.
5.15% , 03/15/28 ................... 38 38,847
4.05% , 04/15/30 ................... 46 45,645
4.70% , 04/15/50 ................... 40 34,862
5.60% , 03/15/53 ................... 30 29,561
FirstEnergy Corp., Series C, 3.40%, 03/01/50 .. 35 24,565
Interstate Power and Light Co., 5.60%, 06/29/35 25 26,223
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 ................... 15 14,638
4.90% , 03/15/29 ................... 15 15,384
2.25% , 06/01/30 ................... 160 147,180
5.25% , 03/15/34 ................... 20 20,647
5.45% , 03/15/35 ................... 25 25,993
5.25% , 02/28/53
(a)
.................. 25 23,588
5.90% , 03/15/55 ................... 25 25,760
Pacific Gas & Electric Co.
3.15% , 01/01/26 ................... 25 24,983
2.10% , 08/01/27 ................... 50 48,251
4.55% , 07/01/30 ................... 65 64,771
3.25% , 06/01/31 ................... 80 74,242
6.40% , 06/15/33 ................... 30 32,530
5.80% , 05/15/34 ................... 45 46,961
4.50% , 07/01/40 ................... 50 43,950
4.00% , 12/01/46 ................... 50 38,057
4.95% , 07/01/50 ................... 50 43,183
3.50% , 08/01/50 ................... 40 27,515
6.75% , 01/15/53 ................... 33 35,836
6.15% , 03/01/55 ................... 50 50,571
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 20 20,598
Southern Co. (The)
5.50% , 03/15/29 ................... 100 103,945
5.70% , 10/15/32 ................... 25 26,625
5.70% , 03/15/34 ................... 25 26,417

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.25% , 07/01/36 ................... USD 50 $ 47,103
4.40% , 07/01/46 ................... 55 47,156
Southwestern Electric Power Co., Series N,
1.65%, 03/15/26 .................. 35 34,783
Xcel Energy, Inc.
1.75% , 03/15/27 ................... 50 48,526
2.60% , 12/01/29 ................... 55 51,633
5.60% , 04/15/35 ................... 25 26,040
2,253,894
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05% , 04/15/28 ................... 45 46,579
6.40% , 04/15/33 ................... 40 43,108
89,687
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 29 26,049
CDW LLC
3.28% , 12/01/28 ................... 54 52,232
5.10% , 03/01/30 ................... 25 25,534
Corning, Inc.
4.38% , 11/15/57 ................... 25 20,605
5.45% , 11/15/79 ................... 17 15,706
Jabil, Inc.
3.95% , 01/12/28 ................... 38 37,887
3.00% , 01/15/31 ................... 25 23,237
Keysight Technologies, Inc., 3.00%, 10/30/29 .. 26 24,850
TD SYNNEX Corp.
1.75% , 08/09/26 ................... 50 49,128
2.65% , 08/09/31 ................... 55 49,496
Teledyne Technologies, Inc., 2.75%, 04/01/31 . 30 27,817
Trimble, Inc., 6.10%, 03/15/33 ........... 35 37,776
Vontier Corp., 2.95%, 04/01/31 .......... 45 41,183
431,500
Energy Equipment & Services — 0.4%
Halliburton Co.
4.85% , 11/15/35 ................... 50 49,741
7.45% , 09/15/39 ................... 15 17,981
4.50% , 11/15/41 ................... 35 30,980
5.00% , 11/15/45 ................... 15 13,618
Helmerich & Payne, Inc., 5.50%, 12/01/34
(a)
... 25 24,886
NOV, Inc.
3.60% , 12/01/29
(a)
.................. 30 29,255
3.95% , 12/01/42 ................... 30 23,764
190,225
Entertainment — 0.2%
Electronic Arts, Inc., 2.95%, 02/15/51
(a)
...... 40 37,306
Take-Two Interactive Software, Inc.
3.70% , 04/14/27 ................... 15 14,915
4.00% , 04/14/32 ................... 30 29,168
81,389
Financial Services — 2.0%
Block Financial LLC
2.50% , 07/15/28 ................... 47 44,754
3.88% , 08/15/30 ................... 25 24,211
Corebridge Financial, Inc.
3.65% , 04/05/27 ................... 46 45,644
3.85% , 04/05/29 ................... 40 39,418
4.40% , 04/05/52 ................... 30 24,510
Equitable Holdings, Inc.
4.35% , 04/20/28 ................... 21 21,084
5.59% , 01/11/33 ................... 10 10,477
5.00% , 04/20/48 ................... 27 24,527
Security
Par (000)
Par (000) Value
Financial Services (continued)
Fidelity National Information Services, Inc.
1.15% , 03/01/26 ................... USD 62 $ 61,542
5.10% , 07/15/32 ................... 30 30,770
3.10% , 03/01/41 ................... 15 11,239
Fiserv, Inc.
3.20% , 07/01/26 ................... 49 48,678
3.50% , 07/01/29 ................... 100 96,724
2.65% , 06/01/30 ................... 60 55,163
5.63% , 08/21/33 ................... 40 41,387
5.15% , 08/12/34
(a)
.................. 55 54,784
4.40% , 07/01/49 ................... 40 31,850
Global Payments, Inc.
1.20% , 03/01/26 ................... 95 94,239
3.20% , 08/15/29 ................... 35 33,290
4.15% , 08/15/49 ................... 30 22,597
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 25 25,533
Jackson Financial, Inc., 4.00%, 11/23/51 ..... 30 21,246
ORIX Corp., 3.70%, 07/18/27 ........... 25 24,854
Woodside Finance Ltd.
5.70% , 05/19/32 ................... 25 26,076
5.10% , 09/12/34 ................... 50 49,819
5.70% , 09/12/54 ................... 15 14,397
978,813
Food Products — 3.0%
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 ................... 35 34,852
2.75% , 05/14/31 ................... 53 48,887
Campbell's Co. (The)
4.15% , 03/15/28 ................... 38 38,069
2.38% , 04/24/30 ................... 50 46,078
4.75% , 03/23/35 ................... 40 39,143
3.13% , 04/24/50 ................... 35 23,478
Conagra Brands, Inc.
1.38% , 11/01/27 ................... 67 63,526
5.30% , 11/01/38 ................... 40 38,652
5.40% , 11/01/48 ................... 30 27,523
Flowers Foods, Inc., 5.75%, 03/15/35
(a)
..... 25 25,222
General Mills, Inc.
3.20% , 02/10/27 ................... 55 54,469
2.25% , 10/14/31 ................... 60 53,410
3.00% , 02/01/51 ................... 27 17,831
Ingredion, Inc., 2.90%, 06/01/30 .......... 25 23,522
J M Smucker Co. (The)
2.38% , 03/15/30 ................... 25 23,240
4.25% , 03/15/35 ................... 25 23,744
4.38% , 03/15/45
(a)
.................. 50 42,445
JBS USA Holding Lux SARL
3.00% , 02/02/29 ................... 40 38,570
3.00% , 05/15/32 ................... 105 94,840
6.50% , 12/01/52 ................... 35 36,676
Kellanova
3.40% , 11/15/27 ................... 38 37,610
4.50% , 04/01/46 ................... 17 15,067
Kraft Heinz Foods Co.
3.00% , 06/01/26 ................... 25 24,856
3.75% , 04/01/30
(a)
.................. 25 24,456
5.00% , 07/15/35
(a)
.................. 65 65,190
6.50% , 02/09/40 ................... 23 24,978
4.38% , 06/01/46 ................... 70 58,833
4.88% , 10/01/49 ................... 40 35,246
5.50% , 06/01/50 ................... 25 23,712
McCormick & Co., Inc.
0.90% , 02/15/26 ................... 41 40,706

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
1.85% , 02/15/31 ................... USD 51 $ 45,097
4.70% , 10/15/34 ................... 25 24,792
Mondelez International, Inc.
2.75% , 04/13/30 ................... 25 23,593
3.00% , 03/17/32 ................... 55 50,588
2.63% , 09/04/50 ................... 25 15,192
Tyson Foods, Inc.
4.35% , 03/01/29 ................... 75 75,217
4.88% , 08/15/34 ................... 25 25,079
5.10% , 09/28/48 ................... 40 37,032
1,441,421
Gas Utilities — 0.1%
National Fuel Gas Co., 2.95%, 03/01/31 ..... 50 45,714
Ground Transportation — 1.1%
Canadian Pacific Railway Co.
1.75% , 12/02/26 ................... 35 34,233
2.05% , 03/05/30 ................... 50 45,914
3.50% , 05/01/50 ................... 35 25,722
3.10% , 12/02/51 ................... 50 33,917
6.13% , 09/15/2115 ................. 10 10,157
JB Hunt Transport Services, Inc., 4.90%,
03/15/30 ....................... 25 25,547
Norfolk Southern Corp.
3.80% , 08/01/28 ................... 25 24,902
3.00% , 03/15/32 ................... 25 23,162
4.45% , 03/01/33 ................... 30 30,090
4.65% , 01/15/46 ................... 25 22,626
3.05% , 05/15/50 ................... 50 33,706
5.35% , 08/01/54
(a)
.................. 30 29,332
3.16% , 05/15/55 ................... 65 42,972
Ryder System, Inc.
5.25% , 06/01/28 ................... 40 41,093
6.60% , 12/01/33
(a)
.................. 25 28,050
Uber Technologies, Inc.
4.15% , 01/15/31 ................... 25 24,898
4.80% , 09/15/34 ................... 50 50,261
526,582
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.
1.92% , 02/01/27 ................... 46 44,819
3.95% , 04/01/30 ................... 35 34,117
2.54% , 02/01/32 ................... 55 48,076
3.13% , 12/01/51
(a)
.................. 20 12,906
Becton Dickinson & Co.
3.70% , 06/06/27 ................... 25 24,857
4.69% , 02/13/28 ................... 46 46,575
2.82% , 05/20/30 ................... 25 23,577
1.96% , 02/11/31 ................... 69 61,449
4.67% , 06/06/47 ................... 30 26,530
3.79% , 05/20/50 ................... 25 19,057
GE HealthCare Technologies, Inc., 5.65%,
11/15/27 ....................... 115 118,333
Koninklijke Philips NV
6.88% , 03/11/38 ................... 20 22,657
5.00% , 03/15/42 ................... 25 23,645
Smith & Nephew plc, 2.03%, 10/14/30 ...... 46 41,298
Solventum Corp.
5.45% , 03/13/31 ................... 25 26,122
5.60% , 03/23/34 ................... 25 26,131
5.90% , 04/30/54
(a)
.................. 35 35,990
Stryker Corp.
3.50% , 03/15/26 ................... 55 54,896
4.25% , 09/11/29 ................... 35 35,290
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.63% , 09/11/34
(a)
.................. USD 25 $ 25,053
5.20% , 02/10/35 ................... 50 51,896
4.63% , 03/15/46 ................... 40 36,199
Zimmer Biomet Holdings, Inc.
3.05% , 01/15/26 ................... 35 34,939
2.60% , 11/24/31 ................... 23 20,771
5.20% , 09/15/34 ................... 25 25,656
920,839
Health Care Providers & Services — 6.9%
Aetna, Inc.
6.63% , 06/15/36 ................... 14 15,465
3.88% , 08/15/47 ................... 25 19,101
Cardinal Health, Inc.
3.41% , 06/15/27 ................... 30 29,735
4.50% , 09/15/30 ................... 25 25,253
4.37% , 06/15/47 ................... 25 21,210
Cencora, Inc.
2.80% , 05/15/30 ................... 40 37,761
5.15% , 02/15/35 ................... 50 51,451
4.30% , 12/15/47 ................... 15 12,696
Centene Corp.
2.45% , 07/15/28 ................... 40 37,246
4.63% , 12/15/29 ................... 125 120,900
2.63% , 08/01/31 ................... 70 60,021
Cigna Group (The)
1.25% , 03/15/26 ................... 25 24,809
4.38% , 10/15/28
(a)
.................. 138 139,262
2.38% , 03/15/31 ................... 125 113,232
5.40% , 03/15/33 ................... 55 57,676
5.25% , 02/15/34
(a)
.................. 35 36,239
4.80% , 07/15/46 ................... 50 45,028
3.40% , 03/15/50 ................... 40 28,463
3.40% , 03/15/51 ................... 98 68,969
CVS Health Corp.
5.00% , 02/20/26 ................... 36 36,034
2.88% , 06/01/26 ................... 40 39,734
1.30% , 08/21/27 ................... 30 28,619
4.30% , 03/25/28 ................... 90 90,251
5.13% , 02/21/30 ................... 90 92,681
2.13% , 09/15/31 ................... 110 96,725
5.25% , 02/21/33 ................... 48 49,660
4.78% , 03/25/38 ................... 100 95,078
5.05% , 03/25/48 ................... 130 116,686
5.63% , 02/21/53 ................... 74 70,663
6.05% , 06/01/54 ................... 50 50,767
6.25% , 09/15/65
(a)
.................. 50 51,152
Elevance Health, Inc.
1.50% , 03/15/26 ................... 75 74,454
5.15% , 06/15/29 ................... 30 30,918
2.55% , 03/15/31 ................... 72 65,857
5.38% , 06/15/34 ................... 75 77,837
4.38% , 12/01/47 ................... 50 42,047
3.13% , 05/15/50 ................... 35 23,311
3.60% , 03/15/51 ................... 70 50,593
5.70% , 02/15/55 ................... 75 74,414
HCA, Inc.
5.25% , 06/15/26 ................... 35 35,015
3.13% , 03/15/27 ................... 80 78,926
4.13% , 06/15/29 ................... 85 84,777
3.50% , 09/01/30 ................... 125 120,177
3.63% , 03/15/32 ................... 25 23,722
5.60% , 04/01/34 ................... 75 78,606
5.13% , 06/15/39 ................... 40 39,197
5.50% , 06/15/47 ................... 30 28,890

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.25% , 06/15/49 ................... USD 50 $ 46,117
3.50% , 07/15/51 ................... 64 44,506
5.95% , 09/15/54 ................... 75 75,578
5.70% , 11/15/55 ................... 25 24,379
Humana, Inc.
1.35% , 02/03/27 ................... 25 24,206
3.70% , 03/23/29 ................... 60 58,863
2.15% , 02/03/32
(a)
.................. 25 21,690
5.95% , 03/15/34 ................... 35 36,971
3.95% , 08/15/49 ................... 40 30,176
5.50% , 03/15/53 ................... 35 32,439
Laboratory Corp. of America Holdings
1.55% , 06/01/26 ................... 36 35,557
2.70% , 06/01/31 ................... 25 22,964
4.80% , 10/01/34 ................... 35 34,885
4.70% , 02/01/45 ................... 20 18,094
Quest Diagnostics, Inc.
4.20% , 06/30/29 ................... 41 41,192
2.80% , 06/30/31 ................... 50 46,241
Universal Health Services, Inc.
2.65% , 10/15/30 ................... 50 45,530
2.65% , 01/15/32 ................... 30 26,467
3,357,163
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 ................... 78 66,027
5.50% , 10/01/35
(a)
.................. 25 25,500
4.00% , 02/01/50 ................... 15 11,234
3.55% , 03/15/52 ................... 10 6,803
5.15% , 04/15/53 ................... 25 22,115
Healthcare Realty Holdings LP
3.75% , 07/01/27 ................... 34 33,735
2.00% , 03/15/31 ................... 25 21,957
Healthpeak OP LLC
2.13% , 12/01/28 ................... 45 42,367
3.00% , 01/15/30 ................... 7 6,638
5.38% , 02/15/35 ................... 25 25,665
Omega Healthcare Investors, Inc.
3.63% , 10/01/29 ................... 25 24,133
3.25% , 04/15/33
(a)
.................. 25 22,289
Ventas Realty LP
4.00% , 03/01/28 ................... 15 14,962
4.75% , 11/15/30 ................... 49 49,780
373,205
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ............ 50 52,720
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
Series H , 3.38% , 12/15/29 ............ 25 23,943
5.50% , 04/15/35 ................... 25 25,414
49,357
Hotels, Restaurants & Leisure — 2.3%
Darden Restaurants, Inc., 6.30%, 10/10/33 ... 40 43,498
Expedia Group, Inc.
5.00% , 02/15/26 ................... 20 19,983
3.25% , 02/15/30 ................... 55 52,826
2.95% , 03/15/31 ................... 35 32,586
Hyatt Hotels Corp., 5.75%, 03/30/32 ....... 25 26,239
Las Vegas Sands Corp., 6.00%, 08/15/29 .... 30 31,417
Marriott International, Inc.
5.00% , 10/15/27 ................... 93 94,648
4.80% , 03/15/30 ................... 30 30,671
Series GG , 3.50% , 10/15/32 ........... 75 70,295
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.25% , 10/15/35 ................... USD 25 $ 25,505
5.50% , 04/15/37 ................... 25 25,851
McDonald's Corp.
3.80% , 04/01/28 ................... 15 14,950
3.60% , 07/01/30 ................... 30 29,437
4.40% , 02/12/31 ................... 75 75,658
4.95% , 08/14/33
(a)
.................. 35 36,287
4.95% , 03/03/35 ................... 50 51,014
6.30% , 03/01/38 ................... 20 22,393
4.88% , 12/09/45 ................... 57 52,948
3.63% , 09/01/49 ................... 30 22,520
5.45% , 08/14/53
(a)
.................. 55 54,469
Starbucks Corp.
4.75% , 02/15/26 ................... 68 68,084
2.00% , 03/12/27 ................... 75 73,104
2.55% , 11/15/30 ................... 55 50,860
3.00% , 02/14/32 ................... 25 23,140
5.00% , 02/15/34 ................... 25 25,639
4.45% , 08/15/49 ................... 21 17,675
3.50% , 11/15/50
(a)
.................. 56 40,006
1,111,703
Household Durables — 0.2%
Leggett & Platt, Inc.
3.50% , 11/15/27 ................... 50 49,009
3.50% , 11/15/51 ................... 25 16,254
Lennar Corp., 4.75%, 11/29/27 ........... 28 28,223
93,486
Household Products — 0.1%
Clorox Co. (The), 1.80%, 05/15/30
(a)
....... 43 38,796
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The), 2.45%, 01/15/31 ........ 45 40,798
Constellation Energy Generation LLC
5.60% , 03/01/28 ................... 35 36,174
5.80% , 03/01/33 ................... 15 16,087
6.25% , 10/01/39 ................... 20 21,873
5.60% , 06/15/42 ................... 20 20,274
5.75% , 03/15/54 ................... 35 35,207
170,413
Insurance — 2.5%
Allstate Corp. (The)
3.28% , 12/15/26 ................... 15 14,905
1.45% , 12/15/30 ................... 25 21,828
5.25% , 03/30/33 ................... 30 31,288
American National Group, Inc., 6.00%, 07/15/35 25 25,346
Aon Corp.
2.85% , 05/28/27 ................... 25 24,560
2.80% , 05/15/30 ................... 72 67,879
3.90% , 02/28/52 ................... 23 17,504
Aon Global Ltd.
3.88% , 12/15/25 ................... 70 69,991
4.75% , 05/15/45 ................... 46 41,420
Aon North America, Inc., 5.45%, 03/01/34 .... 50 52,303
Arthur J Gallagher & Co.
5.00% , 02/15/32 ................... 50 51,170
5.15% , 02/15/35 ................... 25 25,398
5.75% , 07/15/54 ................... 60 59,842
Athene Holding Ltd.
6.15% , 04/03/30 ................... 15 15,890
3.50% , 01/15/31 ................... 43 40,676
5.88% , 01/15/34
(a)
.................. 25 25,903
3.45% , 05/15/52
(a)
.................. 10 6,469
6.63% , 05/19/55 ................... 25 25,943
Brighthouse Financial, Inc., 4.70%, 06/22/47 .. 15 11,218

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Brown & Brown, Inc.
2.38% , 03/15/31 ................... USD 30 $ 26,864
5.55% , 06/23/35 ................... 35 35,975
4.95% , 03/17/52 ................... 15 13,182
6.25% , 06/23/55 ................... 15 15,750
CNA Financial Corp., 3.45%, 08/15/27 ...... 60 59,345
CNO Financial Group, Inc., 6.45%, 06/15/34 .. 35 37,102
Enstar Group Ltd., 3.10%, 09/01/31 ........ 45 40,511
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52
(a)
...................... 40 25,680
F&G Annuities & Life, Inc., 6.25%, 10/04/34 ... 30 30,477
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 ................... 35 32,935
6.10% , 03/15/55 ................... 25 25,351
Fidelity National Financial, Inc., 3.40%, 06/15/30 30 28,636
Lincoln National Corp., 7.00%, 06/15/40 ..... 22 24,960
Markel Group, Inc.
5.00% , 04/05/46 ................... 15 13,660
3.45% , 05/07/52 ................... 55 37,967
Old Republic International Corp., 3.85%,
06/11/51 ....................... 30 22,226
Unum Group, 4.13%, 06/15/51 ........... 15 11,475
Willis North America, Inc.
4.50% , 09/15/28 ................... 32 32,221
5.35% , 05/15/33 ................... 25 25,976
3.88% , 09/15/49 ................... 42 31,903
1,201,729
IT Services — 0.4%
Booz Allen Hamilton, Inc., 5.95%, 04/15/35
(a)
.. 25 25,996
DXC Technology Co., 2.38%, 09/15/28
(a)
..... 50 46,996
Kyndryl Holdings, Inc.
2.05% , 10/15/26 ................... 18 17,642
3.15% , 10/15/31 ................... 50 45,482
4.10% , 10/15/41 ................... 25 19,836
VeriSign, Inc., 2.70%, 06/15/31 .......... 52 47,245
203,197
Leisure Products — 0.1%
Hasbro, Inc.
3.55% , 11/19/26 ................... 35 34,852
6.05% , 05/14/34 ................... 25 26,510
61,362
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.30%, 03/12/31 ... 44 39,835
Revvity, Inc., 1.90%, 09/15/28 ........... 47 44,163
83,998
Machinery — 1.1%
CNH Industrial Capital LLC
1.88% , 01/15/26 ................... 15 14,952
1.45% , 07/15/26 ................... 50 49,162
4.55% , 04/10/28 ................... 15 15,128
Flowserve Corp., 2.80%, 01/15/32 ........ 25 22,449
Fortive Corp., 4.30%, 06/15/46 ........... 20 16,871
IDEX Corp., 2.63%, 06/15/31 ............ 30 27,460
Ingersoll Rand, Inc.
5.40% , 08/14/28 ................... 35 36,223
5.70% , 08/14/33 ................... 40 42,705
5.70% , 06/15/54 ................... 25 25,445
nVent Finance SARL, 4.55%, 04/15/28 ...... 50 50,307
Otis Worldwide Corp.
2.29% , 04/05/27 ................... 50 48,880
2.57% , 02/15/30 ................... 24 22,466
3.11% , 02/15/40 ................... 35 27,639
3.36% , 02/15/50 ................... 25 17,968
Security
Par (000)
Par (000) Value
Machinery (continued)
Stanley Black & Decker, Inc.
4.25% , 11/15/28 ................... USD 35 $ 35,043
4.85% , 11/15/48 ................... 25 22,047
Westinghouse Air Brake Technologies Corp.
4.70% , 09/15/28
(d)
.................. 48 48,584
5.50% , 05/29/35 ................... 25 26,103
549,432
Media — 2.3%
Charter Communications Operating LLC
3.75% , 02/15/28 ................... 25 24,599
2.25% , 01/15/29 ................... 15 13,959
2.80% , 04/01/31 ................... 65 58,413
4.40% , 04/01/33 ................... 60 56,513
6.38% , 10/23/35 ................... 35 36,181
6.48% , 10/23/45 ................... 75 71,685
5.38% , 05/01/47 ................... 60 50,289
5.75% , 04/01/48 ................... 67 58,750
3.70% , 04/01/51 ................... 45 28,901
3.90% , 06/01/52 ................... 55 36,125
6.83% , 10/23/55 ................... 35 34,299
3.85% , 04/01/61 ................... 35 21,407
3.95% , 06/30/62 ................... 45 27,611
5.50% , 04/01/63 ................... 35 28,178
Fox Corp.
4.71% , 01/25/29 ................... 65 65,928
6.50% , 10/13/33 ................... 15 16,646
5.48% , 01/25/39 ................... 35 35,523
5.58% , 01/25/49 ................... 30 29,247
Interpublic Group of Cos., Inc. (The)
2.40% , 03/01/31 ................... 18 16,212
5.40% , 10/01/48 ................... 30 28,284
Omnicom Group, Inc.
3.60% , 04/15/26 ................... 25 24,947
2.60% , 08/01/31 ................... 42 38,209
Paramount Global
4.95% , 01/15/31 ................... 45 44,346
6.88% , 04/30/36 ................... 10 10,498
4.38% , 03/15/43 ................... 25 18,897
5.85% , 09/01/43 ................... 10 8,971
4.95% , 05/19/50 ................... 25 19,460
Time Warner Cable LLC
6.55% , 05/01/37 ................... 60 61,294
7.30% , 07/01/38 ................... 25 26,566
6.75% , 06/15/39 ................... 45 45,686
5.50% , 09/01/41 ................... 60 53,076
1,090,700
Metals & Mining — 0.5%
ArcelorMittal SA
4.25% , 07/16/29 ................... 73 73,251
7.00% , 10/15/39
(d)
.................. 5 5,683
6.35% , 06/17/54
(a)
.................. 15 15,760
Barrick North America Finance LLC, 5.70%,
05/30/41 ....................... 40 41,153
Freeport-McMoRan, Inc.
5.40% , 11/14/34 ................... 25 25,978
5.45% , 03/15/43 ................... 35 34,055
Kinross Gold Corp., 6.25%, 07/15/33 ....... 20 21,945
Steel Dynamics, Inc., 3.25%, 01/15/31 ...... 25 23,826
241,651
Multi-Utilities — 1.6%
Ameren Corp.
5.00% , 01/15/29 ................... 15 15,374
3.50% , 01/15/31 ................... 60 57,693

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
CenterPoint Energy, Inc., 5.40%, 06/01/29 ... USD 30 $ 31,110
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ............ 90 86,918
5.45% , 03/15/35 ................... 25 25,819
Series B , 3.30% , 04/15/41 ............. 44 33,880
DTE Energy Co.
2.85% , 10/01/26 ................... 35 34,660
5.10% , 03/01/29 ................... 30 30,813
5.85% , 06/01/34 ................... 25 26,772
National Grid plc, 5.42%, 01/11/34 ........ 25 26,070
NiSource, Inc.
3.49% , 05/15/27 ................... 35 34,726
3.60% , 05/01/30 ................... 70 68,101
5.35% , 04/01/34 ................... 25 25,916
4.38% , 05/15/47 ................... 20 16,958
5.85% , 04/01/55 ................... 55 55,881
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 ................... 41 42,337
2.45% , 11/15/31 ................... 27 24,180
Puget Energy, Inc.
2.38% , 06/15/28 ................... 10 9,564
5.73% , 03/15/35 ................... 25 25,797
Sempra
3.40% , 02/01/28 ................... 52 51,224
3.80% , 02/01/38 ................... 15 12,995
4.00% , 02/01/48 ................... 15 11,615
WEC Energy Group, Inc., 2.20%, 12/15/28 ... 53 50,212
798,615
Office REITs — 0.3%
Boston Properties LP
3.65% , 02/01/26 ................... 25 24,970
2.75% , 10/01/26 ................... 20 19,752
2.90% , 03/15/30 ................... 30 28,133
3.25% , 01/30/31 ................... 40 37,507
Cousins Properties LP, 5.88%, 10/01/34 ..... 25 26,125
136,487
Oil, Gas & Consumable Fuels — 10.6%
APA Corp.
5.10% , 09/01/40 ................... 35 31,183
6.75% , 02/15/55 ................... 10 10,108
Boardwalk Pipelines LP
5.95% , 06/01/26 ................... 18 18,080
3.40% , 02/15/31 ................... 35 32,900
Canadian Natural Resources Ltd.
3.85% , 06/01/27 ................... 35 34,863
6.25% , 03/15/38 ................... 25 26,832
4.95% , 06/01/47 ................... 25 22,162
Cenovus Energy, Inc.
2.65% , 01/15/32 ................... 35 31,218
6.75% , 11/15/39 ................... 13 14,488
3.75% , 02/15/52 ................... 30 21,322
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 45 45,477
2.74% , 12/31/39 ................... 24 20,510
Cheniere Energy Partners LP
3.25% , 01/31/32 ................... 80 73,543
5.95% , 06/30/33 ................... 50 53,157
Cheniere Energy, Inc.
4.63% , 10/15/28 ................... 15 15,000
5.65% , 04/15/34 ................... 35 36,509
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 20 19,985
Continental Resources, Inc., 4.90%, 06/01/44 . 25 20,003
Coterra Energy, Inc.
5.60% , 03/15/34 ................... 20 20,692
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.90% , 02/15/55 ................... USD 25 $ 24,352
DCP Midstream Operating LP, 5.63%, 07/15/27 25 25,513
Devon Energy Corp.
4.50% , 01/15/30
(a)
.................. 39 39,064
5.20% , 09/15/34
(a)
.................. 40 40,139
5.60% , 07/15/41 ................... 20 19,399
5.00% , 06/15/45 ................... 45 39,511
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 25 24,795
3.50% , 12/01/29 ................... 70 67,894
5.40% , 04/18/34 ................... 60 61,638
4.25% , 03/15/52 ................... 65 51,535
5.75% , 04/18/54 ................... 25 24,088
Enbridge, Inc.
5.25% , 04/05/27 ................... 15 15,203
5.70% , 03/08/33 ................... 50 52,965
2.50% , 08/01/33 ................... 70 60,191
4.00% , 11/15/49 ................... 85 65,730
Energy Transfer LP
4.75% , 01/15/26 ................... 50 50,024
5.50% , 06/01/27 ................... 71 72,100
4.00% , 10/01/27 ................... 50 49,886
4.15% , 09/15/29 ................... 36 35,796
3.75% , 05/15/30 ................... 63 61,462
5.75% , 02/15/33 ................... 35 36,950
6.55% , 12/01/33 ................... 30 33,092
5.60% , 09/01/34 ................... 35 36,245
4.90% , 03/15/35 ................... 25 24,553
5.80% , 06/15/38 ................... 25 25,660
5.00% , 05/15/44
(d)
.................. 52 45,800
5.15% , 03/15/45 ................... 35 31,337
5.35% , 05/15/45 ................... 50 45,908
6.25% , 04/15/49 ................... 44 44,263
5.00% , 05/15/50 ................... 105 89,343
EQT Corp.
5.70% , 04/01/28 ................... 53 54,746
5.75% , 02/01/34
(a)
.................. 20 21,069
Expand Energy Corp.
4.75% , 02/01/32 ................... 25 24,732
5.70% , 01/15/35 ................... 25 25,976
HF Sinclair Corp., 6.25%, 01/15/35 ........ 25 26,338
Kinder Morgan Energy Partners LP
6.95% , 01/15/38 ................... 55 62,572
5.50% , 03/01/44 ................... 39 38,028
Kinder Morgan, Inc.
1.75% , 11/15/26 ................... 36 35,256
4.30% , 03/01/28 ................... 25 25,139
7.75% , 01/15/32 ................... 30 34,933
5.20% , 06/01/33 ................... 40 41,299
5.55% , 06/01/45 ................... 55 53,753
3.60% , 02/15/51 ................... 65 46,322
Marathon Petroleum Corp.
5.70% , 03/01/35
(a)
.................. 25 25,942
6.50% , 03/01/41 ................... 45 48,322
4.75% , 09/15/44 ................... 10 8,684
MPLX LP
1.75% , 03/01/26 ................... 57 56,639
4.25% , 12/01/27 ................... 15 15,034
2.65% , 08/15/30 ................... 55 50,935
5.00% , 03/01/33 ................... 50 50,477
4.50% , 04/15/38
(a)
.................. 75 68,833
5.50% , 02/15/49 ................... 60 55,759
5.65% , 03/01/53 ................... 35 32,931
6.20% , 09/15/55 ................... 25 25,278

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
8.88% , 07/15/30 ................... USD 70 $ 81,122
7.50% , 05/01/31 ................... 60 67,720
6.45% , 09/15/36 ................... 50 53,441
6.60% , 03/15/46 ................... 35 36,399
ONEOK Partners LP, 6.13%, 02/01/41 ...... 35 36,312
ONEOK, Inc.
5.85% , 01/15/26 ................... 20 20,004
4.00% , 07/13/27 ................... 79 78,888
6.35% , 01/15/31 ................... 50 53,720
6.10% , 11/15/32 ................... 45 48,303
6.05% , 09/01/33 ................... 75 80,058
4.25% , 09/15/46 ................... 35 27,842
5.45% , 06/01/47 ................... 25 22,996
5.20% , 07/15/48 ................... 40 36,451
3.95% , 03/01/50 ................... 65 47,942
6.63% , 09/01/53 ................... 35 37,064
Ovintiv, Inc., 6.50%, 08/15/34 ........... 25 26,832
Phillips 66
4.65% , 11/15/34 ................... 35 34,456
4.88% , 11/15/44 ................... 70 62,287
3.30% , 03/15/52 ................... 40 26,543
Phillips 66 Co.
4.95% , 12/01/27 ................... 30 30,518
3.15% , 12/15/29 ................... 55 52,823
Plains All American Pipeline LP
3.55% , 12/15/29 ................... 45 43,698
4.70% , 01/15/31 ................... 25 25,146
5.95% , 06/15/35 ................... 25 26,193
4.70% , 06/15/44
(a)
.................. 35 30,088
Sabine Pass Liquefaction LLC
4.20% , 03/15/28 ................... 15 15,022
4.50% , 05/15/30 ................... 80 80,463
South Bow USA Infrastructure Holdings LLC
4.91% , 09/01/27 ................... 15 15,123
5.58% , 10/01/34 ................... 30 30,367
6.18% , 10/01/54 ................... 25 24,325
Spectra Energy Partners LP, 4.50%, 03/15/45 . 25 21,490
Suncor Energy, Inc.
6.80% , 05/15/38 ................... 20 22,220
3.75% , 03/04/51
(a)
.................. 25 18,073
Targa Resources Corp.
4.20% , 02/01/33 ................... 45 43,149
6.13% , 03/15/33 ................... 25 26,790
5.55% , 08/15/35 ................... 35 35,943
6.25% , 07/01/52 ................... 25 25,553
6.13% , 05/15/55 ................... 25 25,182
Targa Resources Partners LP
5.00% , 01/15/28 ................... 15 15,001
6.88% , 01/15/29 ................... 60 60,859
TransCanada PipeLines Ltd.
4.25% , 05/15/28 ................... 50 50,108
4.63% , 03/01/34 ................... 25 24,551
6.20% , 10/15/37 ................... 35 37,770
7.63% , 01/15/39 ................... 26 31,277
5.10% , 03/15/49 ................... 20 18,838
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
02/01/26 ....................... 24 23,998
Valero Energy Corp.
4.35% , 06/01/28 ................... 60 60,325
6.63% , 06/15/37 ................... 40 44,596
3.65% , 12/01/51 ................... 45 31,638
Viper Energy Partners LLC, 5.70%, 08/01/35 .. 25 25,586
Western Midstream Operating LP
4.05% , 02/01/30
(d)
.................. 65 63,812
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.45% , 11/15/34 ................... USD 20 $ 20,199
5.25% , 02/01/50
(d)
.................. 25 21,740
Williams Cos., Inc. (The)
5.40% , 03/02/26 ................... 25 25,078
3.75% , 06/15/27 ................... 55 54,647
2.60% , 03/15/31 ................... 75 68,631
5.60% , 03/15/35 ................... 50 52,359
6.30% , 04/15/40 ................... 45 49,120
5.10% , 09/15/45 ................... 35 32,559
3.50% , 10/15/51 ................... 35 24,767
5.80% , 11/15/54 ................... 45 45,415
5,124,885
Passenger Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27 ..... 15 15,181
Pharmaceuticals — 0.8%
Mylan, Inc., 5.20%, 04/15/48 ............ 40 32,580
Royalty Pharma plc
1.75% , 09/02/27 ................... 28 26,890
2.15% , 09/02/31 ................... 40 35,136
3.30% , 09/02/40 ................... 50 39,230
3.55% , 09/02/50 ................... 45 31,688
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 ... 25 24,911
Viatris, Inc.
2.30% , 06/22/27 ................... 50 48,274
2.70% , 06/22/30 ................... 45 40,981
4.00% , 06/22/50 ................... 30 20,104
Zoetis, Inc.
2.00% , 05/15/30 ................... 37 33,942
5.00% , 08/17/35 ................... 40 40,689
4.70% , 02/01/43 ................... 35 32,531
406,956
Professional Services — 0.6%
Broadridge Financial Solutions, Inc., 2.60%,
05/01/31 ....................... 39 35,516
Equifax, Inc.
5.10% , 06/01/28 ................... 15 15,305
3.10% , 05/15/30 ................... 35 33,146
2.35% , 09/15/31 ................... 28 24,924
Jacobs Engineering Group, Inc., 5.90%,
03/01/33
(a)
...................... 25 26,415
Paychex, Inc.
5.35% , 04/15/32 ................... 25 26,013
5.60% , 04/15/35 ................... 40 41,999
Verisk Analytics, Inc.
5.25% , 06/05/34 ................... 30 30,927
5.13% , 02/15/36 ................... 25 25,357
3.63% , 05/15/50 ................... 15 10,997
270,599
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
2.50% , 04/01/31 ................... 40 36,416
5.50% , 06/15/35 ................... 25 25,928
62,344
Residential REITs — 0.4%
American Homes 4 Rent LP
3.63% , 04/15/32
(a)
.................. 10 9,445
5.50% , 07/15/34 ................... 15 15,572
5.25% , 03/15/35
(a)
.................. 25 25,498
Essex Portfolio LP, 2.65%, 03/15/32 ....... 45 40,323
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 ................... 21 19,955
4.88% , 02/01/35 ................... 40 39,759

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Sun Communities Operating LP, 2.70%, 07/15/31 USD 25 $ 22,833
UDR, Inc., 3.00%, 08/15/31 ............. 25 23,193
196,578
Retail REITs — 0.2%
Brixmor Operating Partnership LP
4.13% , 06/15/26 ................... 26 25,991
2.50% , 08/16/31 ................... 40 35,958
NNN REIT, Inc., 5.50%, 06/15/34 ......... 15 15,656
77,605
Semiconductors & Semiconductor Equipment — 2.4%
Intel Corp.
3.15% , 05/11/27 ................... 15 14,799
1.60% , 08/12/28 ................... 75 70,244
2.00% , 08/12/31 ................... 100 88,149
5.15% , 02/21/34 ................... 100 101,886
3.73% , 12/08/47 ................... 135 98,749
3.05% , 08/12/51
(a)
.................. 75 47,448
5.70% , 02/10/53 ................... 100 96,369
3.20% , 08/12/61 ................... 25 14,911
5.90% , 02/10/63 ................... 50 48,444
Marvell Technology, Inc.
2.45% , 04/15/28 ................... 50 48,112
2.95% , 04/15/31 ................... 42 38,922
Microchip Technology, Inc., 5.05%, 02/15/30 .. 75 76,677
Micron Technology, Inc.
4.66% , 02/15/30 ................... 49 49,609
5.65% , 11/01/32 ................... 50 52,619
5.88% , 09/15/33 ................... 25 26,697
5.80% , 01/15/35 ................... 25 26,415
3.48% , 11/01/51 ................... 35 24,876
NXP BV
3.88% , 06/18/26 ................... 21 20,976
4.30% , 06/18/29 ................... 66 66,088
2.65% , 02/15/32 ................... 35 31,376
5.00% , 01/15/33 ................... 40 40,701
3.25% , 05/11/41 ................... 15 11,477
3.13% , 02/15/42 ................... 15 11,129
3.25% , 11/30/51 ................... 15 10,065
Skyworks Solutions, Inc., 3.00%, 06/01/31 ... 25 22,676
1,139,414
Software — 4.0%
AppLovin Corp., 5.50%, 12/01/34 ......... 25 25,873
Atlassian Corp., 5.50%, 05/15/34 ......... 20 20,798
Autodesk, Inc., 2.40%, 12/15/31 .......... 36 32,174
Oracle Corp.
1.65% , 03/25/26 ................... 41 40,643
2.65% , 07/15/26 ................... 25 24,779
2.80% , 04/01/27 ................... 15 14,705
2.30% , 03/25/28 ................... 25 23,826
4.50% , 05/06/28 ................... 50 50,125
2.95% , 04/01/30 ................... 95 88,313
2.88% , 03/25/31 ................... 155 140,525
4.80% , 09/26/32 ................... 50 49,103
4.30% , 07/08/34 ................... 35 32,387
5.50% , 08/03/35 ................... 50 50,070
5.20% , 09/26/35 ................... 50 49,005
3.80% , 11/15/37 ................... 50 41,652
6.50% , 04/15/38 ................... 65 68,067
3.60% , 04/01/40 ................... 95 73,159
3.65% , 03/25/41 ................... 90 68,172
4.00% , 07/15/46 ................... 95 69,818
3.60% , 04/01/50 ................... 75 49,681
3.95% , 03/25/51 ................... 60 41,749
Security
Par (000)
Par (000) Value
Software (continued)
5.55% , 02/06/53 ................... USD 85 $ 74,463
5.95% , 09/26/55
(a)
.................. 50 46,657
3.85% , 04/01/60 ................... 35 22,780
4.10% , 03/25/61 ................... 145 98,146
6.10% , 09/26/65 ................... 75 69,779
Roper Technologies, Inc.
1.40% , 09/15/27 ................... 91 86,880
4.50% , 10/15/29 ................... 30 30,341
1.75% , 02/15/31 ................... 38 33,353
4.90% , 10/15/34 ................... 50 50,234
Synopsys, Inc.
4.85% , 04/01/30 ................... 50 51,117
5.15% , 04/01/35 ................... 75 76,626
5.70% , 04/01/55 ................... 35 35,171
VMware LLC
1.40% , 08/15/26 ................... 50 49,120
3.90% , 08/21/27 ................... 35 34,939
2.20% , 08/15/31 ................... 25 22,275
Workday, Inc.
3.50% , 04/01/27 ................... 37 36,741
3.80% , 04/01/32 ................... 50 47,991
1,921,237
Specialized REITs — 1.9%
American Tower Corp.
3.38% , 10/15/26 ................... 72 71,580
3.55% , 07/15/27 ................... 25 24,787
3.80% , 08/15/29 ................... 135 132,944
5.90% , 11/15/33 ................... 35 37,539
5.40% , 01/31/35 ................... 25 25,894
3.10% , 06/15/50 ................... 45 30,286
Crown Castle, Inc.
2.90% , 03/15/27 ................... 25 24,576
3.80% , 02/15/28 ................... 115 113,818
2.10% , 04/01/31 ................... 40 35,229
2.50% , 07/15/31 ................... 50 44,674
5.20% , 09/01/34 ................... 25 25,359
2.90% , 04/01/41 ................... 34 24,963
3.25% , 01/15/51
(a)
.................. 20 13,431
CubeSmart LP, 2.25%, 12/15/28 .......... 10 9,466
Equinix, Inc.
1.45% , 05/15/26 ................... 31 30,617
1.80% , 07/15/27 ................... 50 48,188
1.55% , 03/15/28 ................... 50 47,260
2.15% , 07/15/30 ................... 30 27,228
2.95% , 09/15/51 ................... 37 23,727
Extra Space Storage LP
2.40% , 10/15/31 ................... 35 31,125
4.95% , 01/15/33 ................... 25 25,301
5.40% , 06/15/35 ................... 25 25,751
Weyerhaeuser Co.
4.00% , 11/15/29 ................... 25 24,776
7.38% , 03/15/32 ................... 40 45,697
944,216
Specialty Retail — 1.8%
AutoNation, Inc., 3.85%, 03/01/32 ......... 60 56,497
AutoZone, Inc.
5.10% , 07/15/29 ................... 55 56,700
1.65% , 01/15/31 ................... 25 21,912
4.75% , 08/01/32 ................... 33 33,410
4.75% , 02/01/33 ................... 45 45,297
Best Buy Co., Inc., 1.95%, 10/01/30
(a)
...... 34 30,481
Dick's Sporting Goods, Inc., 4.10%, 01/15/52 .. 15 11,126
Lowe's Cos., Inc.
4.80% , 04/01/26 ................... 50 50,084

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
2.50% , 04/15/26 ................... USD 65 $ 64,594
1.70% , 09/15/28 ................... 40 37,534
1.70% , 10/15/30 ................... 86 76,353
5.00% , 04/15/33 ................... 50 51,373
3.70% , 04/15/46 ................... 70 53,654
4.25% , 04/01/52 ................... 60 48,153
5.80% , 09/15/62 ................... 40 39,871
5.85% , 04/01/63 ................... 30 30,157
O'Reilly Automotive, Inc.
3.90% , 06/01/29 ................... 85 84,285
5.00% , 08/19/34 ................... 25 25,340
Tractor Supply Co., 5.25%, 05/15/33 ....... 40 41,694
858,515
Technology Hardware, Storage & Peripherals — 1.5%
Dell International LLC
5.25% , 02/01/28 ................... 85 86,945
4.75% , 04/01/28 ................... 25 25,346
4.35% , 02/01/30 ................... 25 25,005
5.30% , 04/01/32 ................... 100 103,371
8.10% , 07/15/36 ................... 25 30,506
3.45% , 12/15/51 ................... 61 42,583
Hewlett Packard Enterprise Co.
4.05% , 09/15/27 ................... 25 24,979
4.40% , 09/25/27 ................... 15 15,058
4.40% , 10/15/30 ................... 25 24,916
4.85% , 10/15/31 ................... 60 60,788
6.20% , 10/15/35
(d)
.................. 20 21,650
6.35% , 10/15/45
(d)
.................. 40 41,404
HP, Inc.
1.45% , 06/17/26 ................... 25 24,650
4.75% , 01/15/28
(a)
.................. 20 20,261
4.00% , 04/15/29 ................... 15 14,862
2.65% , 06/17/31 ................... 70 63,377
5.50% , 01/15/33
(a)
.................. 25 25,926
6.00% , 09/15/41
(a)
.................. 35 35,930
NetApp, Inc., 2.38%, 06/22/27 ........... 50 48,756
Western Digital Corp., 3.10%, 02/01/32 ..... 15 13,729
750,042
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp., 5.50%, 06/13/30 ............ 50 51,021
Tobacco — 1.8%
Altria Group, Inc.
4.40% , 02/14/26 ................... 41 40,989
4.80% , 02/14/29 ................... 49 49,856
2.45% , 02/04/32 ................... 60 53,158
5.80% , 02/14/39 ................... 55 57,274
4.50% , 05/02/43 ................... 45 39,037
5.95% , 02/14/49
(a)
.................. 60 61,209
3.70% , 02/04/51 ................... 70 50,431
BAT Capital Corp.
3.56% , 08/15/27 ................... 59 58,446
6.34% , 08/02/30 ................... 80 86,602
2.73% , 03/25/31 ................... 65 59,878
4.74% , 03/16/32 ................... 25 25,323
6.00% , 02/20/34 ................... 50 53,807
4.39% , 08/15/37 ................... 65 60,219
4.54% , 08/15/47 ................... 35 29,684
4.76% , 09/06/49 ................... 25 21,494
5.65% , 03/16/52 ................... 30 28,823
6.25% , 08/15/55 ................... 35 36,767
BAT International Finance plc, 1.67%, 03/25/26 25 24,805
Reynolds American, Inc., 5.85%, 08/15/45 .... 30 29,902
867,704
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.8%
Air Lease Corp.
2.88% , 01/15/26 ................... USD 62 $ 61,868
2.20% , 01/15/27 ................... 80 78,169
2.10% , 09/01/28 ................... 85 79,908
3.00% , 02/01/30 ................... 25 23,404
2.88% , 01/15/32
(a)
.................. 35 31,456
Ferguson Enterprises, Inc., 5.00%, 10/03/34 .. 25 25,362
GATX Corp.
4.00% , 06/30/30 ................... 70 69,015
3.10% , 06/01/51 ................... 10 6,495
6.05% , 06/05/54 ................... 10 10,290
385,967
Water Utilities — 0.2%
Essential Utilities, Inc.
2.70% , 04/15/30 ................... 35 32,872
5.38% , 01/15/34 ................... 25 25,966
3.35% , 04/15/50
(a)
.................. 20 13,925
5.30% , 05/01/52 ................... 15 14,127
86,890
Wireless Telecommunication Services — 3.2%
Rogers Communications, Inc.
3.63% , 12/15/25 ................... 30 29,980
3.20% , 03/15/27 ................... 71 70,100
3.80% , 03/15/32 ................... 25 23,644
5.30% , 02/15/34 ................... 50 50,661
5.00% , 03/15/44 ................... 25 22,701
3.70% , 11/15/49 ................... 50 36,637
4.55% , 03/15/52 ................... 35 28,504
Telefonica Europe BV, 8.25%, 09/15/30
(a)
.... 95 109,401
T-Mobile USA, Inc.
1.50% , 02/15/26 ................... 57 56,682
3.75% , 04/15/27 ................... 85 84,630
2.05% , 02/15/28 ................... 25 23,953
4.95% , 03/15/28 ................... 35 35,659
3.88% , 04/15/30 ................... 130 127,982
2.55% , 02/15/31 ................... 120 109,948
3.50% , 04/15/31 ................... 45 43,130
5.13% , 05/15/32 ................... 75 77,679
5.05% , 07/15/33 ................... 40 41,062
4.70% , 01/15/35 ................... 100 99,203
3.00% , 02/15/41 ................... 65 49,235
4.50% , 04/15/50 ................... 85 71,674
3.30% , 02/15/51 ................... 25 17,117
3.40% , 10/15/52 ................... 10 6,886
5.65% , 01/15/53 ................... 35 34,699
5.50% , 01/15/55 ................... 25 24,173
5.88% , 11/15/55 ................... 55 55,972
3.60% , 11/15/60 ................... 70 47,836
Vodafone Group plc
6.15% , 02/27/37 ................... 43 47,159
5.25% , 05/30/48 ................... 45 42,140
4.25% , 09/17/50 ................... 27 21,471
5.75% , 02/10/63 ................... 63 60,887
1,550,805
Total Long-Term Investments — 97 .6%
(Cost: $ 47,784,295 ) ............................... 47,197,347

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(g)
................... 2,310,670 $ 2,311,826
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.94% .................... 653,448 653,448
Total Short-Term Securities — 6 .1%
(Cost: $ 2,964,363 ) ............................... 2,965,274
Total Investments — 103 .7%
(Cost: $ 50,748,658 ) ............................... 50,162,621
Liabilities in Excess of Other Assets — (3.7) % ............. (1,773,144)
Net Assets — 100.0% ...............................
$ 48,389,477
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares
Held at
11/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,004,681 $ — $ (692,841)
(a)
$ 14 $ (28) $ 2,311,826 2,310,670 $ 4,422
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,337,911 — (684,463)
(a)
— — 653,448 653,448 40,285 —
$ 14 $ (28) $ 2,965,274 $ 44,707 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
BBB Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 47,197,347 $ — $ 47,197,347
Short-Term Securities
Money Market Funds ...................................... 2,965,274 — — 2,965,274
$ 2,965,274 $ 47,197,347 $ — $ 50,162,621
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate